Property, plant and equipment (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 2,108
Balance at end of period	1,959
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,216
Balance at end of period	1,177
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	645
Balance at end of period	546
Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	247
Balance at end of period	236
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,919
Additions (depreciation)	203
Effects of foreign exchange	(118)
Balance at end of period	6,004
Costs | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	3,598
Additions (depreciation)	203
Effects of foreign exchange	(69)
Balance at end of period	3,732
Costs | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,973
Additions (depreciation)	0
Effects of foreign exchange	(37)
Balance at end of period	1,936
Costs | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	348
Additions (depreciation)	0
Effects of foreign exchange	(12)
Balance at end of period	336
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(3,811)
Additions (depreciation)	(300)
Effects of foreign exchange	66
Balance at end of period	(4,045)
Accumulated depreciation | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(2,382)
Additions (depreciation)	(216)
Effects of foreign exchange	43
Balance at end of period	(2,555)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,328)
Additions (depreciation)	(81)
Effects of foreign exchange	19
Balance at end of period	(1,390)
Accumulated depreciation | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(101)
Additions (depreciation)	(3)
Effects of foreign exchange	4
Balance at end of period	$ (100)